Fair value of financial assets and liabilities - Financial assets by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	₩ 25,202,672	$ 17,051,876	₩ 21,544,756
Financial assets at FVTOCI	43,797,745	29,633,116	37,891,495
Financial assets at amortised cost	417,674,993		397,144,320
Derivative assets (Designated for hedging)	175,191	$ 118,532	26,708
Total	486,850,601		456,607,279
Deposits
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	73,951		39,241
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	2,630,604		1,950,573
Derivative assets (Designated for hedging)	0		0
Total	2,704,555		1,989,814
Securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	14,879,996		14,880,479
Financial assets at FVTOCI	43,797,745		37,891,495
Financial assets at amortised cost	19,203,177		23,996,172
Derivative assets (Designated for hedging)	0		0
Total	77,880,918		76,768,146
Loans
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	104,177		782,716
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	386,069,294		358,577,179
Derivative assets (Designated for hedging)	0		0
Total	386,173,471		359,359,895
Derivative assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	10,094,532		5,798,329
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	0		0
Derivative assets (Designated for hedging)	175,191		26,708
Total	10,269,723		5,825,037
Other financial assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	50,016		43,991
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	9,771,918		12,620,396
Derivative assets (Designated for hedging)	0		0
Total	₩ 9,821,934		₩ 12,664,387